Cushing® SMID Growth Focused Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2021

	Shares	Fair Value
Common Stock - 89.9%
Aerospace & Defense - 3.2%
United States - 3.2%
Mercury Systems, Inc. (1)	2,837	$185,426

Biotechnology - 7.5%
United States - 7.5%
Alnylam Pharmaceuticals, Inc. (1)	945	139,954
Exact Sciences Corporation (1)	1,055	143,607
Flexion Therapeutics (1)	14,254	157,079
		440,640
Chemicals - 2.9%
United States - 2.9%
Ingevity Corporation (1)	2,462	171,060

Communication Services - 2.9%
United States - 2.9%
ORBCOMM Inc. (1)	22,560	172,133

Consumer Discretionary - 4.4%
United States - 4.4%
Planet Fitness, Inc. (1)	2,965	255,257

Electronic Equipment - 4.2%
United States - 4.2%
Akoustis Technologies, Inc. (1)	16,988	242,759

Financial Services - 4.2%
United States - 4.2%
SVB Financial Group (1)	483	244,089

Healthcare - 3.4%
United States - 3.4%
Teladoc Health, Inc. (1)	907	200,529

Healthcare Equipment & Supplies - 10.2%
United States - 7.7%
Abiomed, Inc. (1)	640	207,712
Cytosorbents Corporation (1)	25,789	242,932
Jersey - 2.5%
Novocure Ltd. (1)	967	144,180
		594,824
Industrials - 3.5%
United States - 3.5%
CF Finance Acquisition Corp. II (1)	20,409	203,478

Machinery - 11.7%
Israel - 3.9%
Kornit Digital Ltd (1)	1,986	224,676

United States - 7.8%
Charts Industrials, Inc. (1)	1,827	261,425
Evoqua Water Technologies Corporation (1)	7,922	194,485
		680,586
Pharmaceuticals - 8.8%
United States - 8.8%
Aerie Pharmaceuticals, Inc. (1)	14,757	271,381
Intra Cellular Therapies, Inc. (1)	6,762	239,578
		510,959
Software - 19.6%
United States - 19.6%
Everbridge, Inc. (1)	1,601	245,321
Hubspot, Inc. (1)	498	256,470
Rapid7, Inc. (1)	2,441	186,102
Ringcentral, Inc. (1)	594	224,627
Smartsheet, Inc. (1)	3,358	232,541
		1,145,061
Specialty Retail - 3.4%
United States - 3.4%
Five Below, Inc. (1)	1,057	196,729

Total Common Stock (Cost $3,821,424)		$5,243,530

	Shares	Fair Value
Short-Term Investments - Investment Companies - 3.9%
United States - 3.9%
First American Government Obligations Fund - Class X, 0.05%(2)	112,710	$112,710
First American Treasury Obligations Fund - Class X, 0.05%(2)	112,710	112,710
Total Short-Term Investments (Cost $225,420)		$225,420

Total Investments - 93.8% (Cost $4,046,844)		$5,468,950
Other Assets in Excess of Liabilities - 6.2%		361,868
Total Net Assets Applicable to Unitholders - 100.0%		$5,830,818

Percentages are stated as a percent of net assets.
(1)	No distribution or dividend was made during the period ended February 28, 2021. As such, it is classified as a non-income producing security as of February 28, 2021.
(2)	Rate reported is the current yield as of February 28, 2021.

Fair Value Measurements
Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
These inputs are summarized in the three broad levels listed below.
		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2021	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$5,243,530	$5,243,530	$-	$-
Total Equity Securities	5,243,530	5,243,530	-	-
Other
Short Term Investments (a)	225,420	225,420	-	-
Total Other	225,420	225,420	-	-
Total Assets	$5,468,950	$5,468,950	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 28, 2021.

Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period ended February 28, 2021.